Payden Emerging Markets Bond Fund

Schedule of Investments
- July 31, 2025 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bond (97%)
Albania (EUR) (0%
)
520,000 Albania Government International Bond 144A,
3.50%, 11/23/31 EUR (a)(b) $ 581
2,790,000 Albania Government International Bond 144A,
4.75%, 2/14/35 EUR (a)(b) 3,211
3,792
Angola (USD) (1%
)
4,595,000 Angolan Government International Bond
144A, 8.75%, 4/14/32 (a) 4,188
5,850,000 Angolan Government International Bond
144A, 9.13%, 11/26/49 (a) 4,656
2,730,000 Angolan Government International Bond
144A, 9.50%, 11/12/25 (a) 2,752
11,596
Argentina (USD) (3%
)
11,928,000 Argentine Republic Government International
Bond , 0.75%, 7/09/30  9,255
1,375,196 Argentine Republic Government International
Bond , 1.00%, 7/09/29  1,120
5,107,500 Argentine Republic Government International
Bond , 3.50%, 7/09/41  3,121
19,207,476 Argentine Republic Government International
Bond , 4.13%, 7/09/35  12,725
4,344,090 Argentine Republic Government International
Bond , 5.00%, 1/09/38  3,062
29,283
Bahamas (USD) (0%
)
2,870,000 Bahamas Government International Bond
144A, 8.25%, 6/24/36 (a) 2,920
515,000 Intercorp Peru Ltd. 144A, 3.88%, 8/15/29 (a)
(c) 487
3,407
Bermuda (USD) (0%
)
1,105,000 Geopark Ltd. 144A, 8.75%, 1/31/30 (a) 956
1,840,000 Star Energy Geothermal Darajat II/Star Energy
Geothermal Salak 144A, 4.85%, 10/14/38 (a) 1,758
2,714
Brazil (BRL) (4%
)
9,757,622 Brazil Notas do Tesouro Nacional Serie B ,
6.00%, 8/15/50 BRL (b) 1,526
131,900,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00%, 1/01/29 BRL (b) 21,469
45,000,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00%, 1/01/31 BRL (b) 6,948
28,500,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00%, 1/01/33 BRL (b) 4,234
34,177
Brazil (USD) (2%
)
3,480,000 Brazilian Government International Bond ,
6.00%, 10/20/33  3,445
8,255,000 Brazilian Government International Bond ,
6.13%, 3/15/34  8,188
2,750,000 Brazilian Government International Bond ,
8.25%, 1/20/34  3,144
14,777
Principal
or Shares Security Description
Value
(000)
Canada (USD) (0%
)
1,720,000 First Quantum Minerals Ltd. 144A, 8.63%,
6/01/31 (a) $ 1,793
Cayman Islands (USD) (2%
)
3,052,213 Bioceanico Sovereign Certificate Ltd. 144A,
2.80%, 6/05/34 (a)(d) 2,430
1,315,000 DP World Salaam , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
5.750%), 6.00% (e)(f)(g) 1,314
2,535,000 Gaci First Investment Co. , 5.38%, 10/13/22 (f) 2,126
2,614,000 Liberty Costa Rica Senior Secured Finance
144A, 10.88%, 1/15/31 (a) 2,786
1,655,000 Melco Resorts Finance Ltd. 144A, 7.63%,
4/17/32 (a) 1,703
2,560,000 Sable International Finance Ltd. 144A, 7.13%,
10/15/32 (a) 2,563
12,922
Chile (CLP) (1%
)
3,905,000,000 Bonos de la Tesoreria de la Republica en pesos
144A, 6.00%, 4/01/33 CLP (a)(b)(f) 4,120
Chile (USD) (1%
)
4,110,272 Alfa Desarrollo SpA 144A, 4.55%, 9/27/51 (a) 3,098
1,550,000 Banco de Credito e Inversiones SA 144A, (5 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 4.944%), 8.75% (a)(e)(g) 1,667
2,365,000 Chile Government International Bond , 3.10%,
5/07/41  1,756
6,521
Colombia (USD) (3%
)
2,042,000 Colombia Government International Bond ,
3.13%, 4/15/31  1,724
2,475,000 Colombia Government International Bond ,
3.25%, 4/22/32  2,017
1,440,000 Colombia Government International Bond ,
4.13%, 2/22/42  951
5,489,000 Colombia Government International Bond ,
6.13%, 1/18/41  4,618
2,010,000 Colombia Government International Bond ,
7.38%, 4/25/30  2,110
4,135,000 Colombia Government International Bond ,
7.38%, 9/18/37  4,056
5,365,000 Colombia Government International Bond ,
7.75%, 11/07/36  5,365
3,830,000 Colombia Government International Bond ,
8.00%, 11/14/35  3,935
24,776
Costa Rica (USD) (2%
)
10,740,000 Costa Rica Government International Bond
144A, 6.55%, 4/03/34 (a) 11,253
2,775,000 Costa Rica Government International Bond
144A, 7.30%, 11/13/54 (a) 2,891
14,144
Czech Republic (CZK) (1%
)
108,390,000 Czech Republic Government Bond Series 145,
3.50%, 5/30/35 CZK (b) 4,701
Dominican Republic (USD) (3%
)
1,900,000 Dominican Republic International Bond 144A,
4.50%, 1/30/30 (a)(c) 1,818
4,780,000 Dominican Republic International Bond 144A,
4.88%, 9/23/32 (a) 4,435

Payden Mutual Funds
Payden Emerging Markets Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
4,640,000 Dominican Republic International Bond 144A,
5.50%, 2/22/29 (a) $ 4,648
3,340,000 Dominican Republic International Bond 144A,
6.00%, 7/19/28 (a) 3,407
6,130,000 Dominican Republic International Bond 144A,
6.00%, 2/22/33 (a) 6,100
1,580,000 Dominican Republic International Bond 144A,
6.60%, 6/01/36 (a) 1,608
1,820,000 Dominican Republic International Bond 144A,
6.95%, 3/15/37 (a) 1,867
23,883
Ecuador (USD) (2%
)
3,042,050 Ecuador Government International Bond 144A,
5.00%, 7/31/40 (a) 1,914
3,297,320 Ecuador Government International Bond 144A,
6.90%, 7/31/30 (a) 2,904
9,257,819 Ecuador Government International Bond 144A,
6.90%, 7/31/35 (a) 6,946
5,160,000 Ecuador Government International Bond 144A,
13.07%, 7/31/30 (a)(d) 3,714
15,478
Egypt (EUR) (1%
)
7,740,000 Egypt Government International Bond 144A,
6.38%, 4/11/31 EUR (a)(b) 8,257
Egypt (USD) (1%
)
3,060,000 Egypt Government International Bond 144A,
5.88%, 2/16/31 (a) 2,716
2,865,000 Egypt Government International Bond 144A,
7.63%, 5/29/32 (a) 2,709
1,975,000 Egypt Government International Bond 144A,
7.90%, 2/21/48 (a) 1,532
4,290,000 Egypt Government International Bond 144A,
8.75%, 9/30/51 (a) 3,538
10,495
El Salvador (USD) (1%
)
2,720,000 El Salvador Government International Bond
144A, 0.25%, 4/17/30 (a) 63
1,165,000 El Salvador Government International Bond
144A, 7.63%, 2/01/41 (a) 1,061
6,485,000 El Salvador Government International Bond
144A, 9.25%, 4/17/30 (a) 6,889
2,845,000 El Salvador Government International Bond
144A, 9.50%, 7/15/52 (a) 2,891
10,904
Gabon (USD) (0%
)
2,688,000 Gabon Government International Bond 144A,
6.63%, 2/06/31 (a) 2,217
Ghana (USD) (2%
)
352,958 Ghana Government International Bond 144A,
4.72%, 7/03/26 (a)(d) 339
625,755 Ghana Government International Bond 144A,
4.96%, 1/03/30 (a)(d) 523
111,320 Ghana Government International Bond , 5.00%,
7/03/29 (f) 106
4,368,494 Ghana Government International Bond 144A,
5.00%, 7/03/29 (a) 4,168
160,080 Ghana Government International Bond , 5.00%,
7/03/35 (f) 129
12,917,542 Ghana Government International Bond 144A,
5.00%, 7/03/35 (a) 10,420
Principal
or Shares Security Description
Value
(000)
20,851 Ghana Government International Bond , 5.05%,
1/03/30 (d)(f) $ 18
7,360 Ghana Government International Bond , 5.19%,
7/03/26 (d)(f) 7
15,710
Guatemala (USD) (2%
)
2,895,000 Guatemala Government Bond 144A, 4.65%,
10/07/41 (a) 2,329
3,535,000 Guatemala Government Bond 144A, 5.38%,
4/24/32 (a) 3,482
8,680,000 Guatemala Government Bond 144A, 6.60%,
6/13/36 (a) 8,915
14,726
Hungary (HUF) (1%
)
2,575,310,000 Hungary Government Bond Series 35/A,
7.00%, 10/24/35 HUF (b) 7,268
Hungary (USD) (3%
)
2,600,000 Hungary Government International Bond
144A, 2.13%, 9/22/31 (a) 2,183
4,650,000 Hungary Government International Bond
144A, 3.13%, 9/21/51 (a) 2,795
6,135,000 Hungary Government International Bond
144A, 5.25%, 6/16/29 (a) 6,202
8,030,000 Hungary Government International Bond
144A, 5.50%, 6/16/34 (a) 7,958
2,155,000 Hungary Government International Bond
144A, 6.00%, 9/26/35 (a) 2,172
2,170,000 Hungary Government International Bond
144A, 6.25%, 9/22/32 (a) 2,275
4,174,000 Hungary Government International Bond Series
30Y, 7.63%, 3/29/41  4,771
28,356
India (USD) (1%
)
1,675,000 Muthoot Finance Ltd. 144A, 7.13%,
2/14/28 (a) 1,714
1,531,400 SAEL/SPREPL/SSSPL/JGPEPL/SKREPL/
UBEPL 144A, 7.80%, 7/31/31 (a) 1,496
1,655,000 Shriram Finance Ltd. 144A, 6.63%, 4/22/27 (a) 1,689
4,899
Indonesia (IDR) (1%
)
67,377,000,000 Indonesia Treasury Bond Series 100, 6.63%,
2/15/34 IDR (b) 4,114
43,321,000,000 Indonesia Treasury Bond Series 103, 6.75%,
7/15/35 IDR (b) 2,672
58,833,000,000 Indonesia Treasury Bond Series FR72, 8.25%,
5/15/36 IDR (b) 3,999
10,785
Indonesia (USD) (2%
)
3,030,000 Hutama Karya Persero PT 144A, 3.75%,
5/11/30 (a) 2,905
8,235,000 Indonesia Government International Bond ,
4.45%, 4/15/70  6,595
4,510,000 Perusahaan Penerbit SBSN Indonesia III 144A,
5.65%, 11/25/54 (a) 4,474
1,821,569 Sorik Marapi Geothermal Power PT 144A,
7.75%, 8/05/31 (a) 1,846
15,820

Principal
or Shares Security Description
Value
(000)
Ivory Coast (EUR) (0%
)
579,000 Ivory Coast Government International Bond
144A, 4.88%, 1/30/32 EUR (a)(b) $ 612
1,950,000 Ivory Coast Government International Bond
144A, 5.88%, 10/17/31 EUR (a)(b) 2,173
2,785
Ivory Coast (USD) (1%
)
3,535,000 Ivory Coast Government International Bond
144A, 6.13%, 6/15/33 (a) 3,283
1,713,000 Ivory Coast Government International Bond
144A, 6.38%, 3/03/28 (a)(c) 1,728
2,690,000 Ivory Coast Government International Bond
144A, 8.08%, 4/01/36 (a) 2,661
1,740,000 Ivory Coast Government International Bond
144A, 8.25%, 1/30/37 (a) 1,724
9,396
Jordan (USD) (0%
)
1,800,000 Jordan Government International Bond 144A,
6.13%, 1/29/26 (a) 1,805
1,320,000 Jordan Government International Bond 144A,
7.75%, 1/15/28 (a) 1,375
3,180
Kazakhstan (USD) (1%
)
3,340,000 Kazakhstan Government International Bond
144A, 5.00%, 7/01/32 (a) 3,355
3,470,000 Kazakhstan Government International Bond
144A, 5.50%, 7/01/37 (a) 3,477
6,832
Kenya (USD) (1%
)
2,785,000 Republic of Kenya Government International
Bond 144A, 7.25%, 2/28/28 (a) 2,764
1,760,000 Republic of Kenya Government International
Bond 144A, 9.75%, 2/16/31 (a) 1,813
4,577
Lebanon (USD) (0%
)
4,065,000 Lebanon Government International Bond Series
10Y, 6.00%, 1/27/23 (f)(h) 759
4,045,000 Lebanon Government International Bond ,
6.20%, 2/26/25 (f)(h) 757
3,365,000 Lebanon Government International Bond ,
6.60%, 11/27/26 (f)(h) 630
1,096,000 Lebanon Government International Bond ,
6.65%, 2/26/30 (f)(h) 206
2,290,000 Lebanon Government International Bond Series
15Y, 6.75%, 11/29/27 (f)(h) 431
1,210,000 Lebanon Government International Bond ,
6.85%, 5/25/29 (f)(h) 228
4,140,000 Lebanon Government International Bond Series
15YR, 7.00%, 3/23/32 (f)(h) 780
3,791
Luxembourg (USD) (1%
)
3,030,000 Eagle Funding Luxco Sarl 144A, 5.50%,
8/17/30 (a) 3,047
3,835,000 EIG Pearl Holdings Sarl 144A, 4.39%,
11/30/46 (a) 3,041
1,700,000 Greensaif Pipelines Bidco Sarl 144A, 5.85%,
2/23/36 (a) 1,744
445,000 Minerva Luxembourg SA 144A, 4.38%,
3/18/31 (a)(c) 399
Principal
or Shares Security Description
Value
(000)
2,385,000 Minerva Luxembourg SA 144A, 8.88%,
9/13/33 (a) $ 2,598
1,830,868 Tierra Mojada Luxembourg II Sarl 144A,
5.75%, 12/01/40 (a) 1,747
12,576
Malaysia (USD) (1%
)
1,605,000 Petronas Capital Ltd. 144A, 4.55%, 4/21/50 (a) 1,368
4,930,000 Petronas Capital Ltd. 144A, 5.34%, 4/03/35 (a) 5,008
6,376
Mauritius (USD) (0%
)
717,750 Greenko Power II Ltd. 144A, 4.30%,
12/13/28 (a) 681
Mexico (MXN) (2%
)
26,900,000 Grupo Televisa SAB , 7.25%, 5/14/43 MXN (b) 864
60,280,000 Mexican Bonos Series M, 7.50%, 5/26/33
MXN (b) 2,905
95,160,000 Mexican Bonos Series M, 7.75%, 11/23/34
MXN (b) 4,573
151,850,482 Mexican Udibonos Series S, 2.75%, 11/27/31
MXN (b) 7,109
15,451
Mexico (USD) (6%
)
1,475,000 Banco Nacional de Comercio Exterior SNC
144A, 5.88%, 5/07/30 (a) 1,504
2,785,000 BBVA Mexico SA Institucion De Banca
Multiple Grupo Financiero BBVA Mexico
144A, (5 yr. US Treasury Yield Curve Rate T
Note Constant Maturity + 2.650%), 5.13%,
1/18/33 (a)(g) 2,689
3,281,717 Fermaca Enterprises S de RL de CV 144A,
6.38%, 3/30/38 (a) 3,217
1,629,385 FIEMEX Energia-Banco Actinver SA
Institucion de Banca Multiple 144A, 7.25%,
1/31/41 (a) 1,670
1,490,000 Mexico Government International Bond ,
4.88%, 5/19/33  1,402
2,120,000 Mexico Government International Bond ,
5.85%, 7/02/32  2,135
1,320,000 Mexico Government International Bond ,
6.00%, 5/07/36  1,297
4,920,000 Mexico Government International Bond ,
6.34%, 5/04/53  4,507
1,330,000 Mexico Government International Bond ,
6.88%, 5/13/37  1,376
5,015,000 Petroleos Mexicanos , 5.95%, 1/28/31 (c) 4,658
3,458,000 Petroleos Mexicanos , 6.49%, 1/23/27  3,466
3,640,000 Petroleos Mexicanos , 6.50%, 3/13/27  3,644
10,830,000 Petroleos Mexicanos , 6.63%, 6/15/35  9,661
6,961,000 Petroleos Mexicanos , 6.70%, 2/16/32  6,640
860,000 Petroleos Mexicanos , 6.95%, 1/28/60  664
2,975,000 Petroleos Mexicanos , 7.69%, 1/23/50  2,524
3,190,000 Petroleos Mexicanos , 8.75%, 6/02/29  3,364
54,418
Mongolia (USD) (0%
)
1,915,000 Mongolia Government International Bond
144A, 4.45%, 7/07/31 (a) 1,697
Montenegro (USD) (0%
)
1,705,000 Montenegro Government International Bond
144A, 7.25%, 3/12/31 (a) 1,772

Payden Mutual Funds
Payden Emerging Markets Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
Morocco (EUR) (1%
)
5,980,000 Morocco Government International Bond
144A, 4.75%, 4/02/35 EUR (a)(b) $ 6,886
Morocco (USD) (0%
)
1,640,000 Morocco Government International Bond
144A, 6.50%, 9/08/33 (a) 1,740
965,000 OCP SA 144A, 6.10%, 4/30/30 (a) 983
1,700,000 OCP SA 144A, 6.70%, 3/01/36 (a) 1,723
4,446
Netherlands (USD) (0%
)
955,000 Yinson Bergenia Production BV 144A, 8.50%,
1/31/45 (a) 986
946,752 Yinson Boronia Production BV 144A, 8.95%,
7/31/42 (a) 1,023
2,009
Nigeria (USD) (3%
)
1,945,000 Nigeria Government International Bond 144A,
6.13%, 9/28/28 (a) 1,898
1,890,000 Nigeria Government International Bond 144A,
6.50%, 11/28/27 (a) 1,889
7,830,000 Nigeria Government International Bond 144A,
7.14%, 2/23/30 (a)(c) 7,657
4,575,000 Nigeria Government International Bond 144A,
7.70%, 2/23/38 (a) 4,062
2,190,000 Nigeria Government International Bond 144A,
8.38%, 3/24/29 (a) 2,254
4,045,000 Nigeria Government International Bond 144A,
10.38%, 12/09/34 (a) 4,355
22,115
Oman (USD) (2%
)
2,065,000 Oman Government International Bond 144A,
5.38%, 3/08/27 (a) 2,091
8,280,000 Oman Government International Bond 144A,
5.63%, 1/17/28 (a) 8,467
2,265,000 Oman Government International Bond 144A,
6.25%, 1/25/31 (a) 2,433
2,610,000 Oman Government International Bond 144A,
6.50%, 3/08/47 (a) 2,752
1,870,000 Oman Government International Bond 144A,
7.38%, 10/28/32 (a) 2,157
17,900
Pakistan (USD) (1%
)
5,295,000 Pakistan Government International Bond
144A, 7.38%, 4/08/31 (a) 4,979
2,665,000 Pakistan Government International Bond
144A, 8.88%, 4/08/51 (a) 2,325
7,304
Panama (USD) (2%
)
2,480,000 Panama Government International Bond ,
4.30%, 4/29/53  1,637
2,845,000 Panama Government International Bond ,
4.50%, 4/16/50  1,955
2,275,000 Panama Government International Bond ,
6.40%, 2/14/35  2,249
6,180,000 Panama Government International Bond ,
7.50%, 3/01/31  6,635
8,100,000 Panama Government International Bond ,
8.00%, 3/01/38  8,788
21,264
Principal
or Shares Security Description
Value
(000)
Paraguay (USD) (2%
)
1,740,000 Paraguay Government International Bond
144A, 2.74%, 1/29/33 (a) $ 1,490
2,255,000 Paraguay Government International Bond
144A, 5.60%, 3/13/48 (a) 2,039
2,765,000 Paraguay Government International Bond
144A, 5.85%, 8/21/33 (a) 2,829
4,440,000 Paraguay Government International Bond
144A, 6.00%, 2/09/36 (a) 4,559
5,745,000 Paraguay Government International Bond
144A, 6.10%, 8/11/44 (a) 5,613
16,530
Peru (PEN) (3%
)
16,365,000 Peru Government Bond , 5.40%, 8/12/34
PEN (b) 4,309
15,276,000 Peru Government Bond 144A, 6.85%, 8/12/35
PEN (a)(b)(f) 4,372
39,240,000 Peru Government Bond 144A, 7.30%, 8/12/33
PEN (a)(b)(f) 11,925
31,745,000 Peruvian Government International Bond
144A, 6.90%, 8/12/37 PEN (a)(b) 8,959
29,565
Peru (USD) (2%
)
450,000 Banco de Credito del Peru S.A. 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.450%), 3.25%, 9/30/31 (a)(g) 443
5,785,000 Peruvian Government International Bond ,
3.60%, 1/15/72  3,519
4,540,000 Peruvian Government International Bond ,
5.88%, 8/08/54  4,386
5,390,000 Peruvian Government International Bond ,
6.20%, 6/30/55  5,414
490,000 Pluspetrol Camisea SA/Pluspetrol Lote 56 SA
144A, 6.24%, 7/03/36 (a) 511
1,635,000 Scotiabank Peru SAA 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.309%), 6.10%, 10/01/35 (a)(g) 1,669
15,942
Philippines (USD) (1%
)
4,565,000 Philippine Government International Bond ,
3.70%, 3/01/41  3,753
2,045,000 Philippine Government International Bond ,
5.50%, 1/17/48  2,022
4,245,000 Philippine Government International Bond ,
5.90%, 2/04/50  4,370
10,145
Poland (EUR) (0%
)
1,635,000 Republic of Poland Government International
Bond , 3.63%, 1/16/35 EUR (b)(f) 1,896
Poland (USD) (2%
)
2,090,000 Bank Gospodarstwa Krajowego 144A, 5.38%,
5/22/33 (a) 2,121
5,450,000 Bank Gospodarstwa Krajowego 144A, 5.75%,
7/09/34 (a) 5,656
2,900,000 Republic of Poland Government International
Bond Series 30Y, 5.50%, 4/04/53  2,719
4,790,000 Republic of Poland Government International
Bond Series 30Y, 5.50%, 3/18/54  4,495
14,991

Principal
or Shares Security Description
Value
(000)
Qatar (USD) (1%
)
3,390,000 Qatar Government International Bond 144A,
4.40%, 4/16/50 (a) $ 2,896
3,215,000 Qatar Government International Bond 144A,
4.82%, 3/14/49 (a) 2,958
3,050,000 Qatar Government International Bond 144A,
5.10%, 4/23/48 (a) 2,907
8,761
Romania (EUR) (1%
)
2,726,000 Romanian Government International Bond
144A, 4.63%, 4/03/49 EUR (a)(b) 2,419
1,430,000 Romanian Government International Bond
144A, 5.63%, 2/22/36 EUR (a)(b) 1,599
4,018
Romania (USD) (2%
)
2,700,000 Romanian Government International Bond
144A, 3.00%, 2/27/27 (a) 2,625
9,020,000 Romanian Government International Bond
144A, 5.75%, 3/24/35 (a) 8,568
2,320,000 Romanian Government International Bond
144A, 6.13%, 1/22/44 (a) 2,137
2,550,000 Romanian Government International Bond
144A, 7.50%, 2/10/37 (a) 2,712
16,042
Saudi Arabia (USD) (2%
)
4,775,000 Saudi Arabian Oil Co. 144A, 4.25%,
4/16/39 (a)(c) 4,226
2,135,000 Saudi Arabian Oil Co. 144A, 5.75%,
7/17/54 (a) 2,011
3,550,000 Saudi Government International Bond 144A,
3.25%, 11/17/51 (a) 2,315
7,025,000 Saudi Government International Bond 144A,
3.45%, 2/02/61 (a) 4,383
5,655,000 Saudi Government International Bond 144A,
3.75%, 1/21/55 (a) 3,888
2,335,000 Saudi Government International Bond 144A,
5.25%, 1/16/50 (a) 2,138
18,961
Senegal (USD) (0%
)
2,045,000 Senegal Government International Bond 144A,
6.25%, 5/23/33 (a) 1,523
1,695,000 Senegal Government International Bond 144A,
6.75%, 3/13/48 (a) 1,110
2,633
Singapore (USD) (0%
)
1,955,000 Continuum Energy Aura Pte Ltd. 144A,
9.50%, 2/24/27 (a)(c) 2,018
South Africa (USD) (3%
)
905,000 Eskom Holdings SOC Ltd. 144A, 6.35%,
8/10/28 (a) 924
3,845,000 Eskom Holdings SOC Ltd. 144A, 8.45%,
8/10/28 (a) 4,065
3,120,000 Republic of South Africa Government
International Bond Series 12Y, 4.30%,
10/12/28  3,020
2,700,000 Republic of South Africa Government
International Bond Series 30Y, 5.65%, 9/27/47  2,032
4,780,000 Republic of South Africa Government
International Bond Series 30Y, 5.75%, 9/30/49  3,546
Principal
or Shares Security Description
Value
(000)
4,450,000 Republic of South Africa Government
International Bond Series 12Y, 5.88%, 6/22/30  $ 4,432
1,905,000 Republic of South Africa Government
International Bond 144A, 7.10%, 11/19/36 (a) 1,894
3,690,000 Republic of South Africa Government
International Bond Series 30Y, 7.30%, 4/20/52  3,334
23,247
South Africa (ZAR) (1%
)
116,158,000 Republic of South Africa Government Bond
Series R214, 6.50%, 2/28/41 ZAR (b) 4,448
149,380,000 Republic of South Africa Government Bond
Series 2048, 8.75%, 2/28/48 ZAR (b) 6,813
11,261
Spain (USD) (0%
)
1,205,745 AI Candelaria -spain- SA 144A, 7.50%,
12/15/28 (a) 1,212
Sri Lanka (USD) (2%
)
5,550,840 Sri Lanka Government International Bond
144A, 3.10%, 1/15/30 (a) 5,003
4,915,164 Sri Lanka Government International Bond
144A, 3.35%, 3/15/33 (a) 4,039
2,303,369 Sri Lanka Government International Bond
144A, 3.60%, 5/15/36 (a) 1,943
4,358,677 Sri Lanka Government International Bond
144A, 3.60%, 2/15/38 (a) 3,670
2,356,106 Sri Lanka Government International Bond
144A, 4.00%, 4/15/28 (a) 2,241
16,896
Supranational (INR) (0%
)
66,000,000 European Bank for Reconstruction &
Development , 6.75%, 3/14/31 INR (b) 756
Supranational (USD) (0%
)
485,000 Promigas SA ESP/Gases del Pacifico SAC 144A,
3.75%, 10/16/29 (a) 454
Turkey (EUR) (1%
)
2,620,000 Turkiye Government International Bond Series
6Y, 5.20%, 8/17/31 EUR (b) 2,983
1,370,000 Turkiye Government International Bond ,
5.88%, 5/21/30 EUR (b) 1,651
4,634
Turkey (TRY) (1%
)
193,565,000 Turkiye Government Bond Series 5Y, 17.30%,
7/19/28 TRY (b) 3,371
87,970,000 Turkiye Government Bond Series 2Y, 36.00%,
8/12/26 TRY (b) 2,135
5,506
Turkey (USD) (2%
)
4,230,000 Hazine Mustesarligi Varlik Kiralama AS 144A,
8.51%, 1/14/29 (a) 4,518
1,655,000 Limak Cimento Sanayi ve Ticaret AS 144A,
9.75%, 7/25/29 (a) 1,686
2,095,000 Turkiye Government International Bond Series
11Y, 4.25%, 4/14/26  2,085
1,070,000 Turkiye Government International Bond Series
30Y, 6.00%, 1/14/41  901
3,375,000 Turkiye Government International Bond Series
7Y, 7.13%, 2/12/32  3,421
5,050,000 Turkiye Government International Bond ,
7.25%, 5/29/32  5,139

Payden Mutual Funds
Payden Emerging Markets Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
2,755,000 Turkiye Government International Bond ,
9.13%, 7/13/30  $ 3,069
1,705,000 Yapi ve Kredi Bankasi AS 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.499%), 9.74% (a)(e)(g) 1,792
22,611
Ukraine (USD) (1%
)
109,127 Ukraine Government International Bond 144A,
1.75%, 2/01/29 (a) 66
3,947,407 Ukraine Government International Bond 144A,
1.75%, 2/01/34 (a) 2,001
3,561,258 Ukraine Government International Bond 144A,
1.75%, 2/01/35 (a) 1,826
2,892,488 Ukraine Government International Bond 144A,
1.75%, 2/01/36 (a) 1,432
2,695,000 Ukraine Government International Bond 144A,
1.85%, 8/01/41 (a)(d)(g) 2,007
288,922 Ukraine Government International Bond ,
4.50%, 2/01/29 (f) 175
505,614 Ukraine Government International Bond ,
4.50%, 2/01/34 (f) 256
577,845 Ukraine Government International Bond ,
4.50%, 2/01/35 (f) 296
72,231 Ukraine Government International Bond ,
4.50%, 2/01/36 (f) 36
759,110 Ukraine Government International Bond 144A,
16.60%, 2/01/34 (a)(d) 286
593,240 Ukraine Government International Bond 144A,
18.44%, 2/01/30 (a)(d) 279
78,912 Ukraine Government International Bond ,
18.44%, 2/01/30 (d)(f) 37
8,697
United Arab Emirates (USD) (2%
)
9,318,000 Abu Dhabi Crude Oil Pipeline LLC 144A,
4.60%, 11/02/47 (a) 8,453
2,415,000 Abu Dhabi Developmental Holding Co. PJSC
144A, 5.25%, 10/02/54 (a) 2,283
1,979,835 Acwa Power Management And Investments
One Ltd. 144A, 5.95%, 12/15/39 (a) 1,969
1,580,000 MDGH GMTN RSC Ltd. 144A, 5.08%,
5/22/53 (a) 1,449
2,000,000 UAE International Government Bond 144A,
4.95%, 7/07/52 (a) 1,854
16,008
United States (EGP) (1%
)
245,842,600 Citigroup Global Markets Holdings Inc.
EMNT 144A, 25.50%, 3/05/26 EGP (a)(b)(d) 4,363
136,500,000 Citigroup Global Markets Holdings Inc. 144A,
26.80%, 3/05/26 EGP (a)(b)(d) 2,423
250,590,089 Citigroup Global Markets Holdings Inc. 144A,
26.80%, 3/05/26 EGP (a)(b)(d) 4,447
11,233
United States (NGN) (1%
)
14,567,700,000 Citigroup Global Markets Holdings Inc. 144A,
24.64%, 1/08/26 NGN (a)(b)(d) 8,569
United States (USD) (0%
)
5,045,708 BBFI Liquidating Trust 144A, 6.29%,
12/30/99 (a)(d) 51
Principal
or Shares Security Description
Value
(000)
Uruguay (USD) (0%
)
2,210,000 Uruguay Government International Bond ,
5.44%, 2/14/37  $ 2,256
Uzbekistan (USD) (2%
)
3,555,000 Navoi Mining & Metallurgical Combinat 144A,
6.75%, 5/14/30 (a) 3,648
2,975,000 Navoiyuran State Enterprise 144A, 6.70%,
7/02/30 (a) 2,954
3,950,000 Republic of Uzbekistan International Bond
144A, 3.70%, 11/25/30 (a) 3,553
4,080,000 Republic of Uzbekistan International Bond
144A, 5.38%, 2/20/29 (a) 4,034
3,200,000 Republic of Uzbekistan International Bond
144A, 7.85%, 10/12/28 (a) 3,408
17,597
Venezuela (USD) (1%
)
3,630,000 Petroleos de Venezuela SA , 5.38%, 4/12/27 (f)
(h) 509
3,220,000 Petroleos de Venezuela SA , 6.00%, 11/15/26 (f)
(h) 456
1,122,500 Petroleos de Venezuela SA , 8.50%, 10/27/20 (f)
(h) 1,010
2,890,000 Petroleos de Venezuela SA , 9.00%, 11/17/21 (f)
(h) 417
1,640,000 Petroleos de Venezuela SA , 12.75%, 2/17/22 (f)
(h) 255
1,420,000 Venezuela Government International Bond ,
7.00%, 3/31/38 (f)(h) 284
4,560,000 Venezuela Government International Bond ,
7.65%, 4/21/25 (f)(h) 844
12,420,000 Venezuela Government International Bond ,
7.75%, 10/13/19 (f)(h) 1,950
3,375,000 Venezuela Government International Bond ,
8.25%, 10/13/24 (f)(h) 633
4,870,000 Venezuela Government International Bond ,
9.25%, 9/15/27 (h) 1,078
7,436
Virgin Islands (British) (USD) (0%
)
3,125,000 Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL 144A, 5.25%,
4/27/29 (a) 3,040
Zambia (USD) (1%
)
2,326,963 Zambia Government International Bond 144A,
0.50%, 12/31/53 (a) 1,707
4,838,720 Zambia Government International Bond 144A,
5.75%, 6/30/33 (a) 4,522
6,229
Total Bond
(Cost - $848,710) 852,172
Investment Company (3%)
28,282,878 Payden Cash Reserves Money Market Fund*
(Cost - $28,283)  28,283
Purchased Swaptions  (0%
)
Total Purchased Swaptions (Cost - $234) 29
Total Investments (Cost - $877,227)  (100%)
880,484
Liabilities in excess of Other Assets ( (0)% )
(307)
Net Assets (100%)
$ 880,177

* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Principal in foreign currency.
(c) All or a portion of these securities are on loan. At July 31, 2025, the total market value of the Fund’s securities on loan is $10,641 and the total market value of the collateral held by the Fund is $11,011. Amounts in 000s.
(d) Yield to maturity at time of purchase.
(e) Perpetual security with no stated maturity date.
(f) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(g) Floating rate security. The rate shown reflects the rate in effect at July 31,
2025.
(h) Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
Purchased Swaptions
Description Counterparty
Notional
Amount
(000s)
Expiration
Date
Value
(000s) Call/Put
Purchased Swaptions - 0.0%
Protection Bought (Relevant Credit: Markit CDX,
North America High Yield 44 Index), Receive upon
credit default Citibank, N.A. $ 31,900 08/20/2025 $ 29 Put
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
CZK 35,860
USD  1,648 HSBC Bank USA, N.A. 09/15/2025 $ 19
MXN 72,150
USD  3,800 HSBC Bank USA, N.A. 09/22/2025 2
PEN 10,444
USD  2,828 BNP PARIBAS 08/18/2025 77
PEN 15,315
USD  4,244 HSBC Bank USA, N.A. 08/18/2025 17
PLN 39,795
USD  10,601 BNP PARIBAS 08/14/2025 15
TRY 91,078
USD  2,137 Barclays Bank PLC 09/16/2025 15
USD 8,554
THB  276,660 Barclays Bank PLC 09/16/2025 56
USD 472
IDR  7,704,000 Barclays Bank PLC 10/16/2025 4
USD 8,652
COP  34,826,000 BNP PARIBAS 08/13/2025 342
USD 6,917
ZAR  123,590 BNP PARIBAS 08/15/2025 140
USD 19,694
EUR  16,944 BNP PARIBAS 09/17/2025 294
USD 3,444
HUF  1,206,100 BNP PARIBAS 09/22/2025 12
USD 783
INR  67,640 BNP PARIBAS 10/17/2025 14
USD 17,121
CLP  16,444,400 BNP PARIBAS 10/22/2025 213
USD 4,260
ZAR  77,340 HSBC Bank USA, N.A. 08/15/2025 19
USD 12,658
CNH  90,586 HSBC Bank USA, N.A. 08/18/2025 78
USD 36,671
BRL  205,097 HSBC Bank USA, N.A. 08/25/2025 284
USD 6,587
CZK  141,540 HSBC Bank USA, N.A. 09/15/2025 7
USD 9,308
COP  38,880,000 Morgan Stanley 08/13/2025 30
USD 3,051
EUR  2,619 Morgan Stanley 09/17/2025 53
1,691
Liabilities:
BRL 46,890 USD  8,349 BNP PARIBAS 08/25/2025 (30)
BRL 80,714 USD  14,453 HSBC Bank USA, N.A. 08/25/2025 (134)
COP 38,364,000 USD  9,304 BNP PARIBAS 08/13/2025 (149)
CZK 91,010 USD  4,324 BNP PARIBAS 09/15/2025 (93)
EUR 7,124 USD  8,395 BNP PARIBAS 09/17/2025 (238)
EUR 2,333 USD  2,674 HSBC Bank USA, N.A. 09/17/2025 (2)
HUF 1,406,800 USD  4,122 BNP PARIBAS 09/22/2025 (119)
KRW 11,605,000 USD  8,598 BNP PARIBAS 09/18/2025 (206)
USD 10,520 PLN  39,795 BNP PARIBAS 08/14/2025 (97)
USD 19,427 PEN  71,242 HSBC Bank USA, N.A. 08/18/2025 (393)

Payden Mutual Funds
Payden Emerging Markets Bond Fund
continued
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
USD 14,990 MXN  286,900 HSBC Bank USA, N.A. 09/22/2025 $ (129)
(1,590)
Net Unrealized Appreciation (Depreciation)
$101
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. 10-Year Ultra Future 77 Sep-25 $ 8,707 $ 132 $ 132
U.S. Treasury 5-Year Note Future 142 Sep-25 15,360 12 12
U.S. Ultra Bond Future 43 Sep-25 5,044 (51) (51)
a a
Total Futures
$93
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
2-Year Interest Rate Swap, Receive Fixed 9.070% 28 days,
Pay Variable 8.050% (MXIBTIEF) 28 days 11/23/2026 MXN 495,000 $514 $– $514
2-Year Interest Rate Swap, Receive Fixed 9.150% 28 days,
Pay Variable 8.050% (MXIBTIEF) 28 days 11/19/2026 MXN 396,640 433 – 433
8-Year Interest Rate Swap, Pay Fixed 1.341% Annually,
Receive Variable 2.592% (ESTRON) Annually 10/17/2030 EUR 2,250 130 – 130
8-Year SOFR Swap, Receive Fixed 2.776% Annually, Pay
Variable 4.481% (SOFRRATE) Annually 10/17/2030 USD 2,534 (133) – (133)
9-Year Interest Rate Swap, Pay Fixed 2.079% Annually,
Receive Variable 2.564% (ESTRON) Annually 10/30/2031 EUR 5,215 79 – 79
9-Year SOFR Swap, Receive Fixed 2.921% Annually, Pay
Variable 4.463% (SOFRRATE) Annually 10/30/2031 USD 5,530 (287) – (287)
$736 $– $736